Consolidated statement of financial position - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Non-current assets
Goodwill	£ 9,532	£ 4,588
Other intangible assets	3,272	1,443
Property, plant and equipment	57,532	47,043
Other non-current assets	303	293
Pension assets	3,885	1,747
Financial and other investments	830	755
Investments in joint ventures and associates	1,238	867
Derivative financial assets	305	542
Total non-current assets	76,897	57,278
Current assets
Inventories and current intangible assets	511	439
Trade and other receivables	3,715	2,919
Current tax assets	106	67
Financial and other investments	3,145	2,342
Derivative financial assets	282	457
Cash and cash equivalents	204	157
Assets held for sale	10,000	3,557
Total current assets	17,963	9,938
Total assets	94,860	67,216
Current liabilities
Borrowings	(12,121)	(3,737)
Derivative financial liabilities	(144)	(145)
Trade and other payables	(4,915)	(3,517)
Contract liabilities	(130)	(66)
Current tax liabilities	(32)	(75)
Provisions	(240)	(260)
Liabilities held for sale	(7,188)	(1,568)
Total current liabilities	(24,770)	(9,368)
Non-current liabilities
Borrowings	(33,344)	(27,483)
Derivative financial liabilities	(869)	(754)
Other non-current liabilities	(805)	(843)
Contract liabilities	(1,342)	(1,094)
Deferred tax liabilities	(6,765)	(4,815)
Pensions and other post-retirement benefit obligations	(810)	(1,032)
Provisions	(2,299)	(1,967)
Total non-current liabilities	(46,234)	(37,988)
Total liabilities	(71,004)	(47,356)
Net assets	23,856	19,860
Equity
Share capital	485	474
Share premium account	1,300	1,296
Retained earnings	26,611	23,163
Other equity reserves	(4,563)	(5,094)
Total shareholders’ equity	23,833	19,839
Non-controlling interests	23	21
Total equity	£ 23,856	£ 19,860